U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

________________________________________________________________________________

1.    Name and address of issuer:
            KEELEY Funds, Inc.
            401 S. LaSalle Street
            Suite 1201
            Chicago, IL 60605
________________________________________________________________________________

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [x]
________________________________________________________________________________

3.    Investment Company Act File Number: 811-21761

      Securities Act File Number: 333-124430
________________________________________________________________________________

4(a). Last day of fiscal year for which this notice is filed: September 30, 2006
________________________________________________________________________________

4(b). [ ]   Check box if this Form is being file late (i.e., more than 90
            calendar days after the end of the issuer's   fiscal year). (See
            Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due:
________________________________________________________________________________

4(c). [ ]    Check box if this is the last time the issuer will be filing this form.
________________________________________________________________________________

5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities sold
             during the fiscal year pursuant to
             section 24(f):                                       $  67,499,948
                                                                   ____________

      (ii)   Aggregate price of securities
             redeemed or repurchased during
             the fiscal year:                       $  7,960,182
                                                     ___________

      (iii)  Aggregate price of securities
             redeemed or repurchased during
             any prior fiscal year ending no
             earlier than October 11, 1995 that
             were not previously used to reduce
             registration fees payable to
             the Commission:                        $     -
                                                     ___________

      (iv)   Total available redemption credits
             (add Items 5(ii) and 5(iii):                          -$ 7,960,182
                                                                    ___________

      (v)    Net sales - if Item 5(i) is greater
             than Item 5(iv) [subtract Item 5(iv)
             from Item 5(i)]:                                      $ 59,539,766
                                                                   ____________

      (vi)   Redemption credits available for use
             in future years
             - If Item 5(i) is less than Item 5(iv)
               [subtract Item 5(iv) from
               Item 5(i)]:                          $
                                                     ___________

      (vii)  Multiplier for determining registration
             fee (See Instruction C.9):                              X .0001070
                                                                       ________

      (viii) Registration fee due [multiply Item 5(v)
             by Item 5(vii)]
                  (enter "0" if no fee is due):                     =$ 6,370.75
                                                                     __________
________________________________________________________________________________

________________________________________________________________________________

6.    Prepaid Shares

      If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
      N/A__________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A__________.
________________________________________________________________________________

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                   +$    0
                                                                    ___________
________________________________________________________________________________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                   =$  6,370.75
                                                                    ___________
________________________________________________________________________________

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: December 19, 2006.


Method of Delivery:
                                       [x] Wire Transfer
                                       [ ] Mail or other means
_______________________________________________________________________________

                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*       /s/ John L. Keeley Jr.
                                      _______________________________________

                                      John L. Keeley, Jr., President
                                      _______________________________________

      Date:

             *Please print the name and title of the signing officer below the signature.
________________________________________________________________________________